                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02258
                                                      ---------

                           Eaton Vance Series Trust II
                           ---------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE
INCOME
FUND
OF
BOSTON

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF MICHAEL W. WEILHEIMER]
Michael W. Weilheimer
President

The high-yield market turned in another solid performance in the year ended September 30, 2004. The Merrill Lynch U.S. High Yield Master II Index had a return of 12.35% for the period.(1) The U.S. economy continued to expand, although the pace of growth was uneven and characterized by often conflicting economic data. The nation's Gross Domestic Product rose 4.5% in the first quarter of 2004, slowed to a 2.8% rise in the second quarter, and rose 4.5% in the third quarter.

ECONOMIC GROWTH WAS ERRATIC, AS CONSUMERS FOUGHT RISING ENERGY COSTS...

The uneven economic trends were generally attributed to a fall-off in consumer spending during the summer months, with retail sales slowing in reaction to surging energy costs. Oil prices soared - reaching $55 a barrel by October - amid the continuing turmoil in the Middle East, hurricanes in the Gulf of Mexico and strong demand from China.

Meanwhile, job growth continued to puzzle many economists throughout much of the year. Having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, later reports brought news of a surge in new employment, with strength in construction areas, as well as in the energy, transportation, health care and service sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

THE HIGH-YIELD MARKET RESPONDED WELL TO SIGNS OF A STRONGER ECONOMY...

With an economic recovery as a backdrop, the high-yield market registered strong gains in the first half of the fiscal year. Quality spreads - the difference between yields for high-yield bonds and those for Treasuries - narrowed dramatically during that period, from around 560 basis points (5.60%) on September 30, 2003 to around 400 basis points (4.0%) on September 30, 2004. The new issue market was also very active. Improving earnings have enabled many companies to pare older, expensive debt through refinancings, a trend that helped strengthen balance sheets.

In the second half of the fiscal year, the Federal Reserve responded to signs of inflation with a series of short-term interest rate hikes in June, August and September. With 10-year Treasury yields edging higher, the high-yield market gave back some of its earlier gains.

THE HIGH-YIELD MARKET HAS EMERGED FROM RECESSION IN A STRONGER POSITION...

The economic recovery and improved discipline among issuers has left the high-yield market more fundamentally sound. With past excesses wrung from the market, we believe this market will continue to produce a wide variety of interesting opportunities for income-oriented investors.

Sincerely,

/s/ Michael W. Weilheimer

Michael W. Weilheimer
President
November 10, 2004

TEN LARGEST ISSUERS(2)

Calpine Corp.                           1.6%
AES Corp.                               1.5
Nortel Networks                         1.4
Crown Euro Holdings SA                  1.1
Orion Power Holdings, Inc.              1.1
Amkor Technologies, Inc.                1.1
Insight Communications                  1.1
UGS Corp.                               1.0
Universal City Development Partners     1.0
Dynegy Holdings, Inc.                   1.0

(1) It is not possible to invest directly in an Index.The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.
(2) Ten largest issuers are as of 9/30/04 and account for 11.9% of the Portfolio's net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Portfolio is subject to change.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

INVESTMENT UPDATE

THE FUND

   Performance for the Past Year

- The Fund's Class A shares had a total return of 12.84% during the year ended September 30, 2004.(1) This return resulted from an increase in net asset value per share (NAV) to $6.37 on September 30, 2004 from $6.14 on September 30, 2003, and the reinvestment of $0.537 in dividends.

- The Fund's Class B shares had a total return of 11.96% during the year ended September 30, 2004.(1) This return resulted from an increase in NAV to $11.01 on September 30, 2004 from $10.62 on September 30, 2003, and the reinvestment of $0.849 in dividends.

- The Fund's Class C shares had a total return of 12.04% during the year ended September 30, 2004.(1) This return resulted from an increase in NAV to $11.07 on September 30, 2004 from $10.67 on September 30, 2003, and the reinvestment of $0.854 in dividends.

- The Fund's Class I shares had a total return of 13.20% during the year ended September 30, 2004.(1) This return resulted from an increase in NAV to $7.58 on September 30, 2004 from $7.30 on September 30, 2003, and the reinvestment of $0.657 in dividends.

- The Fund's Class R shares had a total return of 4.87% during the period from inception on January 5, 2004 through September 30, 2004.(1) This return resulted from a decrease in NAV to $9.88 on September 30, 2004 from $10.00 on January 5, 2004, and the reinvestment of $0.592 in dividends.

- In comparison, the Merrill Lynch U.S. High Yield Master II Index had a return of 12.35% for the year ended September 30, 2004.(2)

- Based on the Fund's most recent dividends and NAVs per share on September 30, 2004 of $6.37 for Class A, $11.01 for Class B, $11.07 for Class C, $7.58 for Class I and $9.88 for Class R, the Fund's distribution rates were 8.16%, 7.42%, 7.43%, 8.40% and 7.91%, respectively.(3) The SEC 30-day yields for Class A, Class B, Class C, Class I and Class R shares were 6.49%, 6.10%, 6.11%, 7.07% and 6.53%, respectively.(4)

   Recent Fund Developments

- While continuing to focus primarily on the B-rated segment of the high-yield market, managment positioned the Portfolio somewhat more defensively through a lower duration, a larger cash position and a more conservative credit posture. In contrast to last year, the Portfolio was less involved in distressed bonds and turnaround situations, focusing instead on B-rated bonds that management believes may be positioned for an upgrade. The Portfolio's average duration at September 30, 2004 was 3.2 years, down from 3.6 years at September 30, 2003. Duration is a measure of the Fund's sensitivity to changes in interest rates.

- The Fund's performance was helped by the Portfolio's investments in the wireless communications services. Having completed the construction of their networks, many wireless companies have enjoyed strong cash flow from a large subscriber base and, in many cases, have been able to reduce debt significantly and strengthen their balance sheets.

- The Portfolio's investments in the chemical sector fared especially well. Many of these companies have products that are used in industrial processes. As a result, they are leveraged to a turnaround in the broader cyclical economy and could benefit from increased demand from an upturn in manufacturing.

- The Portfolio benefited from an increase in merger and acquisition activity, as several of its bonds were called at a premium. In addition, the Portfolio benefited from premium calls of bonds for the purpose of refinancing high-coupon debt with lower-coupon debt.

- The Fund's performance was limited somewhat by the Portfolio's underweighting in the energy sector, which has outperformed in the wake of sharply higher oil prices and increased drilling activity. In addition, a relatively short duration constrained performance somewhat during the summer months, as the Treasury market recovered from its earlier decline.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES AND CLASS C SHARES. CLASS I AND CLASS R HAVE NO SALES CHARGE.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED DAILY BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

PERFORMANCE

FUND INFORMATION
AS OF SEPTEMBER 30, 2004

    The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund's Class A shares with that of the Merrill Lynch U.S. High Yield Master II Index, an unmanaged market index of short-term, U.S. Treasury securities. The lines on the chart represent the total returns of a hypothetical investment of $10,000 in Class A of the Fund and in the Merrill Lynch U.S. High Yield Master II Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

PERFORMANCE(1)                       CLASS A     CLASS B     CLASS C   CLASS I     CLASS R
------------------------------------------------------------------------------------------
Average Annual Total Returns (at
net asset value)

One Year                             12.84%       11.96%      12.04%   13.20%       N.A.
Five Years                            5.46         N.A.        N.A.     5.67        N.A.
Ten Years                             8.15         N.A.        N.A.     N.A.        N.A.
Life of Fund+                         9.38        13.43       13.69     5.31        4.87
SEC Average Annual Total Returns
(including sales charge or
applicable CDSC)

One Year                              7.42%        6.96%      11.04%   13.20%       N.A.
Five Years                            4.43         N.A.        N.A.     5.67        N.A.
Ten Years                             7.63         N.A.        N.A.     N.A.        N.A.
Life of Fund+                         9.21        11.93       13.69     5.31        4.87

+ Inception Dates - Class A: 6/15/72; Class B: 6/20/02; Class C:6/21/02; Class I: 7/1/99; Class R: 1/5/04

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B OR CLASS C SHARES. CLASS I AND CLASS R SHARES DO NOT HAVE A SALES CHARGE. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
    - 5TH YEAR; 1% - 6TH YEAR. CLASS A AND CLASS R SHARES REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF SETTLEMENT OF PURCHASE ARE SUBJECT TO A 1% REDEMPTION FEE.

[CHART]

PORTFOLIO CREDIT QUALITY RATINGS(2)

Non-Rated        6.0%
Other            1.5%
BBB              0.3%
B               57.1%
CCC             18.9%
AAA              8.8%
BB               7.4%

(2) Credit Quality ratings are those provided by Standard & Poor's, a nationally recognized bond rating service. Because the Fund is actively managed, Credit Quality Ratings are subject to change.

[CHART]

                INCOME FUND OF BOSTON- A

                       6/15/1972
                FUND        FUND           ML HIGH

               VALUE AT    VALUE WITH   YIELD MASTERS II
  DATE           NAV      SALES CHARGE       INDEX

 9/30/1994         10000           9525               10000
10/31/1994         10013           9542               10026
11/30/1994          9894           9429                9940
12/31/1994          9957           9488               10045
 1/31/1995         10046           9574               10186
 2/28/1995         10285           9801               10512
 3/31/1995         10336           9850               10654
 4/30/1995         10625          10125               10930
 5/31/1995         10895          10382               11267
 6/30/1995         10906          10393               11343
 7/31/1995         11098          10576               11491
 8/31/1995         11058          10537               11551
 9/30/1995         11125          10601               11688
10/31/1995         11182          10656               11784
11/30/1995         11292          10761               11901
12/31/1995         11479          10939               12100
 1/31/1996         11693          11143               12302
 2/29/1996         11887          11328               12340
 3/31/1996         11811          11256               12290
 4/30/1996         11894          11335               12307
 5/31/1996         12026          11460               12395
 6/30/1996         12034          11468               12451
 7/31/1996         12121          11551               12527
 8/31/1996         12316          11737               12682
 9/30/1996         12617          12023               12977
10/31/1996         12659          12064               13090
11/30/1996         12871          12266               13353
12/31/1996         13056          12442               13464
 1/31/1997         13212          12590               13565
 2/28/1997         13454          12821               13774
 3/31/1997         13175          12555               13584
 4/30/1997         13327          12700               13758
 5/31/1997         13697          13053               14048
 6/30/1997         13984          13326               14265
 7/31/1997         14393          13716               14643
 8/31/1997         14486          13804               14626
 9/30/1997         14847          14149               14889
10/31/1997         14839          14141               14965
11/30/1997         14947          14244               15105
12/31/1997         15182          14467               15250
 1/31/1998         15575          14842               15493
 2/28/1998         15766          15024               15556
 3/31/1998         16042          15287               15704
 4/30/1998         16120          15362               15771
 5/31/1998         16135          15376               15866
 6/30/1998         16164          15403               15948
 7/31/1998         16270          15505               16050
 8/31/1998         15018          14311               15239
 9/30/1998         14992          14287               15279
10/31/1998         14597          13910               14953
11/30/1998         15606          14872               15729
12/31/1998         15622          14887               15700
 1/31/1999         16020          15267               15912
 2/28/1999         16197          15435               15804
 3/31/1999         16563          15784               15988
 4/30/1999         17045          16243               16280
 5/31/1999         16844          16052               16131
 6/30/1999         16856          16063               16091
 7/31/1999         16975          16177               16112
 8/31/1999         16833          16041               15942
 9/30/1999         16786          15997               15878
10/31/1999         16909          16113               15792
11/30/1999         17276          16464               15998
12/31/1999         17526          16702               16095
 1/31/2000         17799          16961               16033
 2/29/2000         18234          17377               16067
 3/31/2000         17997          17150               15831
 4/30/2000         17948          17103               15832
 5/31/2000         17706          16873               15633
 6/30/2000         17965          17120               15934
 7/31/2000         17901          17058               16020
 8/31/2000         18037          17188               16177
 9/30/2000         17628          16799               16037
10/31/2000         16857          16064               15527
11/30/2000         15729          14989               14931
12/31/2000         16190          15429               15271
 1/31/2001         17395          16577               16238
 2/28/2001         17405          16586               16484
 3/31/2001         16710          15924               16154
 4/30/2001         16535          15757               15935
 5/31/2001         16683          15898               16215
 6/30/2001         16029          15275               15788
 7/31/2001         16023          15269               16044
 8/31/2001         16169          15408               16171
 9/30/2001         15085          14375               15053
10/31/2001         15708          14969               15535
11/30/2001         16279          15513               16081
12/31/2001         16167          15407               15955
 1/31/2002         16294          15527               16043
 2/28/2002         15962          15211               15832
 3/31/2002         16290          15524               16231
 4/30/2002         16481          15705               16491
 5/31/2002         16374          15604               16365
 6/30/2002         15726          14986               15099
 7/31/2002         15357          14634               14512
 8/31/2002         15521          14790               14875
 9/30/2002         15340          14618               14643
10/31/2002         15190          14475               14520
11/30/2002         15876          15129               15428
12/31/2002         16101          15343               15652
 1/31/2003         16385          15614               16123
 2/28/2003         16598          15818               16339
 3/31/2003         17067          16264               16771
 4/30/2003         17957          17112               17745
 5/31/2003         18098          17247               17949
 6/30/2003         18726          17845               18451
 7/31/2003         18622          17746               18201
 8/31/2003         18922          18032               18434
 9/30/2003         19408          18495               18934
10/31/2003         19965          19026               19327
11/30/2003         20267          19313               19594
12/31/2003         20832          19852               20059
 1/31/2004         21271          20271               20383
 2/29/2004         21183          20186               20360
 3/31/2004         21202          20204               20496
 4/30/2004         21282          20280               20361
 5/31/2004         20936          19951               20041
 6/30/2004         21251          20251               20332
 7/31/2004         21332          20328               20606
 8/31/2004         21617          20600               20980
 9/30/2004         21899          20869               21273

*   SOURCES: THOMSON FINANCIAL; BLOOMBERG, L.P.
    A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS B SHARES ON 6/20/02 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $13,346 ON SEPTEMBER 30, 2004; $12,946, INCLUDING CDSC. AN INVESTMENT IN THE FUND'S CLASS C SHARES ON 6/21/02 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $13,399 ON SEPTEMBER 30, 2004. AN INVESTMENT IN THE FUND'S CLASS I SHARES ON 7/1/99 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $13,117 ON SEPTEMBER 30, 2004. AN INVESTMENT IN THE FUND'S CLASS R SHARES ON 1/5/04 AT NET ASSET VALUE WOULD HAVE BEEN WORTH $10,487 ON SEPTEMBER 30, 2004. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 - September 30, 2004).

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        EATON VANCE INCOME FUND OF BOSTON

                                BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                       (4/1/04)                   (9/30/04)               (4/1/04-9/30/04)
       ---------------------------------------------------------------------------------------------------------
       Actual
       Class A                        $ 1,000.00                 $ 1032.89                    $ 5.39
       Class B                        $ 1,000.00                 $ 1029.35                    $ 9.13
       Class C                        $ 1,000.00                 $ 1028.48                    $ 9.13
       Class I                        $ 1,000.00                 $ 1034.36                    $ 4.12
       Class R                        $ 1,000.00                 $ 1031.92                    $ 6.65

       Hypothetical
       (5% return before expenses)
       Class A                        $ 1,000.00                 $ 1,019.70                   $ 5.35
       Class B                        $ 1,000.00                 $ 1,016.00                   $ 9.07
       Class C                        $ 1,000.00                 $ 1,016.00                   $ 9.07
       Class I                        $ 1,000.00                 $ 1,021.00                   $ 4.09
       Class R                        $ 1,000.00                 $ 1,018.50                   $ 6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.06% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, 0.81% for Class I shares and 1.31% for Class R shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004
ASSETS

Investment in Boston Income Portfolio, at value
   (identified cost, $1,593,394,632)                                          $   1,669,253,919
Receivable for Fund shares sold                                                       7,187,055
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   1,676,440,974
-----------------------------------------------------------------------------------------------
LIABILITIES

Dividends payable                                                             $       4,305,980
Payable for Fund shares redeemed                                                      3,606,165
Payable to affiliate for distribution and service fees                                   30,942
Accrued expenses                                                                        377,622
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       8,320,709
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                    $   1,668,120,265
-----------------------------------------------------------------------------------------------
SOURCES OF NET ASSETS

Paid-in capital                                                               $   1,806,309,726
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                   (206,351,577)
Accumulated distributions in excess of net investment income                         (7,697,171)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                                     75,859,287
-----------------------------------------------------------------------------------------------
TOTAL                                                                         $   1,668,120,265
-----------------------------------------------------------------------------------------------
CLASS A SHARES

NET ASSETS                                                                    $   1,233,719,718
SHARES OUTSTANDING                                                                  193,741,674
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            6.37
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $6.37)                                            $            6.69
-----------------------------------------------------------------------------------------------
CLASS B SHARES

NET ASSETS                                                                    $     188,512,340
SHARES OUTSTANDING                                                                   17,121,147
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $           11.01
-----------------------------------------------------------------------------------------------
CLASS C SHARES

NET ASSETS                                                                    $     190,102,798
SHARES OUTSTANDING                                                                   17,178,309
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $           11.07
-----------------------------------------------------------------------------------------------
CLASS I SHARES

NET ASSETS                                                                    $      55,669,421
SHARES OUTSTANDING                                                                    7,345,057
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            7.58
-----------------------------------------------------------------------------------------------
CLASS R SHARES

NET ASSETS                                                                    $         115,988
SHARES OUTSTANDING                                                                       11,739
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            9.88

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest and other income allocated from Portfolio                            $     138,591,164
Dividends allocated from Portfolio (net of foreign taxes, $4,365)                     2,056,181
Expenses allocated from Portfolio                                                   (10,318,079)
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $     130,329,266
-----------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                   $           2,773
Distribution and service fees
   Class A                                                                            2,929,334
   Class B                                                                            1,623,759
   Class C                                                                            1,640,921
   Class R                                                                                  350
Transfer and dividend disbursing agent fees                                           1,842,104
Registration fees                                                                       227,961
Printing and postage                                                                    197,751
Legal and accounting services                                                            57,335
Custodian fee                                                                            36,373
Miscellaneous                                                                            29,545
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       8,588,206
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $     121,741,060
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $      19,923,830
   Foreign currency and forward foreign currency exchange
      contract transactions                                                             100,283
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $      20,024,113
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $      38,521,407
   Foreign currency and forward foreign currency exchange contracts                     (46,971)
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $      38,474,436
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $      58,498,549
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     180,239,609
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED           YEAR ENDED
                                                                              SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment income                                                      $      121,741,060   $       96,555,063
   Net realized gain from investments,
      foreign currency and foward
      foreign currency exchange
      contract transactions                                                           20,024,113           19,687,824
   Net change in unrealized
      appreciation (depreciation)
      from investments, foreign currency
      and forward foreign currency
      exchange contracts                                                              38,474,436          132,228,526
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $      180,239,609   $      248,471,413
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                                 $     (100,519,479)  $      (89,720,372)
      Class B                                                                        (12,512,598)          (4,229,334)
      Class C                                                                        (12,642,487)          (4,429,917)
      Class I                                                                         (4,101,304)          (1,874,676)
      Class R                                                                             (5,644)                  --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           $     (129,781,512)  $     (100,254,299)
---------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                                 $      413,049,786   $      485,349,621
      Class B                                                                         91,405,998          111,164,750
      Class C                                                                        104,166,181          114,735,804
      Class I                                                                         43,863,828           29,131,628
      Class R                                                                            130,840                   --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                                         62,957,335           52,956,675
      Class B                                                                          5,978,203            2,046,397
      Class C                                                                          6,428,787            2,166,083
      Class I                                                                          1,884,018            1,220,440
      Class R                                                                              5,500                   --
   Cost of shares redeemed
      Class A                                                                       (382,365,602)        (350,864,413)
      Class B                                                                        (27,158,389)          (7,870,552)
      Class C                                                                        (43,432,605)          (9,067,543)
      Class I                                                                        (25,701,037)          (4,129,700)
      Class R                                                                            (18,509)                  --
   Net asset value of shares exchanged
      Class A                                                                          2,334,705                   --
      Class B                                                                         (2,334,705)                  --
   Redemption fees                                                                       332,902              211,647
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                                         $      251,527,236   $      427,050,837
---------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                    $      301,985,333   $      575,267,951
---------------------------------------------------------------------------------------------------------------------
NET ASSETS

At beginning of year                                                          $    1,366,134,932   $      790,866,981
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                $    1,668,120,265   $    1,366,134,932
---------------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                                $       (7,697,171)  $       (6,194,479)
---------------------------------------------------------------------------------------------------------------------

Certain prior year amounts have been reclassed to conform to the current year presentation.

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                           -------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                           -------------------------------------------------------------------------
                                              2004(1)        2003(1)      2002(1)(2)       2001(1)         2000(1)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year       $      6.140   $      5.340   $      5.840   $      7.750    $      8.160
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $      0.504   $      0.527   $      0.559   $      0.766    $      0.833
Net realized and unrealized gain (loss)           0.262          0.821*        (0.436)        (1.817)         (0.419)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $      0.766   $      1.348   $      0.123   $     (1.051)   $      0.414
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $     (0.537)  $     (0.549)  $     (0.560)  $     (0.846)   $     (0.824)
From tax return of capital                           --             --         (0.063)        (0.013)             --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $     (0.537)  $     (0.549)  $     (0.623)  $     (0.859)   $     (0.824)
--------------------------------------------------------------------------------------------------------------------

Redemption fees                            $      0.001   $      0.001*  $         --   $         --    $         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR             $      6.370   $      6.140   $      5.340   $      5.840    $      7.750
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   12.84%         26.52%          1.69%        (14.43)%          5.01%
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)    $  1,233,720   $  1,096,587   $    777,698   $    743,808    $    685,322
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     1.06%          1.02%          1.07%          1.06%           1.04%
   Net investment income                           7.93%          9.21%          9.57%         11.28%          10.18%
Portfolio Turnover of the Portfolio                  79%           116%            91%            16%(5)          --
Portfolio Turnover of the Fund(6)                    --             --             --             70%             98%
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 9.78% to 9.57%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
(6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
* Certain prior year per share amounts have been reclassed to conform to current year presentation.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             CLASS B
                                           ------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                           ------------------------------------------
                                              2004(1)        2003(1)      2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning of year       $     10.620   $      9.240   $     10.000
-------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $      0.785   $      0.836   $      0.229
Net realized and unrealized gain (loss)           0.452          1.423         (0.735)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $      1.237   $      2.259   $     (0.506)
-------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $     (0.849)  $     (0.879)  $     (0.219)
From tax return of capital                           --             --         (0.035)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $     (0.849)  $     (0.879)  $     (0.254)
-------------------------------------------------------------------------------------

Redemption fees                            $      0.002   $         --   $         --
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR             $     11.010   $     10.620   $      9.240
-------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   11.96%         25.57%         (5.07)%
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)    $    188,512   $    116,449   $      4,284
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     1.81%          1.79%          1.85%(5)
   Net investment income                           7.13%          8.19%          8.91%(5)
Portfolio Turnover of the Portfolio                  79%           116%            91%(6)
-------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the period from the commencement of operations of Class B shares, June 20, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's expenses.
(5)  Annualized.
(6)  For the year ended September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                            CLASS C
                                           ------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                           ------------------------------------------
                                              2004(1)        2003(1)      2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning of year       $     10.670   $      9.280   $     10.000
-------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $      0.788   $      0.838   $      0.231
Net realized and unrealized gain (loss)           0.464          1.434         (0.699)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $      1.252   $      2.272   $     (0.468)
-------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $     (0.854)  $     (0.882)  $     (0.217)
From tax return of capital                           --             --         (0.035)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $     (0.854)  $     (0.882)  $     (0.252)
-------------------------------------------------------------------------------------

Redemption fees                            $      0.002   $         --   $         --
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR             $     11.070   $     10.670   $      9.280
-------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   12.04%         25.60%         (4.69)%
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)    $    190,103   $    118,788   $      3,641
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     1.81%          1.79%          1.85%(5)
   Net investment income                           7.13%          8.15%          8.97%(5)
Portfolio Turnover of the Portfolio                  79%           116%            91%(6)
-------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the period from the commencement of operations of Class C shares, June 21, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.
(6)  For the year ended September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            CLASS I
                                           -------------------------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                           -------------------------------------------------------------------------
                                              2004(1)       2003(1)       2002(1)(2)      2001(1)          2000(1)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year       $      7.300   $      6.360   $      6.960   $      9.210    $      9.710
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $      0.616   $      0.643   $      0.685   $      0.951    $      0.995
Net realized and unrealized gain (loss)           0.320          0.966         (0.527)        (2.169)         (0.498)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $      0.936   $      1.609   $      0.158   $     (1.218)   $      0.497
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $     (0.657)  $     (0.669)  $     (0.683)  $     (1.019)   $     (0.997)
From tax return of capital                           --             --         (0.075)        (0.013)             --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $     (0.657)  $     (0.669)  $     (0.758)  $     (1.032)   $     (0.997)
--------------------------------------------------------------------------------------------------------------------

Redemption fees                            $      0.001   $         --   $         --   $         --    $         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR             $      7.580   $      7.300   $      6.360   $      6.960    $      9.210
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   13.20%         26.58%          1.86%        (14.08)%          5.07%
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)    $     55,669   $     34,311   $      5,244   $      5,798    $     10,766
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     0.81%          0.80%          0.85%          0.84%           0.84%
   Net investment income                           8.13%          9.27%          9.82%         11.64%          10.33%
Portfolio Turnover of the Portfolio                  79%           116%            91%            16%(5)          --
Portfolio Turnover of the Fund(6)                    --             --             --             70%             98%
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 10.03% to 9.82%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Porfolio's allocated expenses.
(5) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
(6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   CLASS R
                                                                           --------------------------
                                                                           PERIOD ENDED SEPTEMBER 30,
                                                                           2004(1)(2)
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                        $          10.000
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                         $           0.548
Net realized and unrealized loss                                                         (0.078)(3)
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                  $           0.470
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                    $          (0.592)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           $          (0.592)
-----------------------------------------------------------------------------------------------------

Redemption fees                                                               $           0.002
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                              $           9.880
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                                            4.87%
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                                     $             116
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                                             1.31%(6)
   Net investment income                                                                   7.51%(6)
Portfolio Turnover of the Portfolio                                                          79%
-----------------------------------------------------------------------------------------------------

(1) Net investment income and redemption fees per share were computed using average shares outstanding.
(2) For the period from the commencement of offering of Class R shares, January 5, 2004, to September 30, 2004.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the "Trust"). The Trust is an entity commonly known as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class B, Class C, Class I and Class R shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (See Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution and service plans and certain other class specific expenses. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $204,882,702 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010 ($148,572,559) and September 30, 2011 ($56,310,143). Additionally,
   at September 30, 2004 the Fund had net capital losses of $1,058,147 attributable to security transactions incurred after October 31, 2003, which are treated as arising on the first day of the Fund's taxable year ended September 30, 2005. During the year ended September 30, 2004, capital loss carryovers of $10,472,946 were utilized to offset net realized gains.

   D USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F REDEMPTION FEES -- Upon the redemption or exchange of shares held by Class A, Class I and Class R shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of the distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                 9/30/04           9/30/03
   -----------------------------------------------------------------------
   Distributions declared from:
   Ordinary income                        $  129,781,512   $   100,254,299

   During the year ended September 30, 2004, accumulated distributions in excess of net investment income was decreased by $6,537,760, accumulated net realized loss was increased by $4,350,247 and paid-in-capital was decreased by $2,187,513 due to differences between book and tax accounting for currency transactions, and amortization/accretion, and a distribution in excess of book income. This change had no effect on net assets or net asset value per share.

   At September 30, 2004, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

   Undistributed ordinary income            $              0
   Capital loss carryforward                $   (204,882,702)
   Post October capital loss                $     (1,058,147)

   The differences between components of distributable earnings (accumulated loss) on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to differences in book and tax policies for amortization, accretion and forward currency contracts, wash sales and the timing of recognizing distributions to shareholders.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                           YEAR ENDED SEPTEMBER 30,
                                                                                     -----------------------------------
   CLASS A                                                                               2004                 2003
   ---------------------------------------------------------------------------------------------------------------------
   Sales                                                                                 64,815,081           84,798,170
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                       9,883,283            9,218,913
   Redemptions                                                                          (59,977,180)         (60,885,895)
   Exchange from Class B shares                                                             360,750                   --
   ---------------------------------------------------------------------------------------------------------------------
   NET INCREASE                                                                          15,081,934           33,131,188
   ---------------------------------------------------------------------------------------------------------------------

                                                                                           YEAR ENDED SEPTEMBER 30,
                                                                                     -----------------------------------
   CLASS B                                                                               2004                 2003
   ---------------------------------------------------------------------------------------------------------------------
   Sales                                                                                  8,292,701           11,071,780
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                         542,886              199,681
   Redemptions                                                                           (2,465,346)            (767,170)
   Exchange to Class A shares                                                              (217,214)                  --
   ---------------------------------------------------------------------------------------------------------------------
   NET INCREASE                                                                           6,153,027           10,504,291
   ---------------------------------------------------------------------------------------------------------------------

                                                                                          YEAR ENDED SEPTEMBER 30,
                                                                                     -----------------------------------
   CLASS C                                                                               2004                 2003
   ---------------------------------------------------------------------------------------------------------------------
   Sales                                                                                  9,401,897           11,417,820
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                         580,711              209,706
   Redemptions                                                                           (3,936,704)            (887,478)
   ---------------------------------------------------------------------------------------------------------------------
   NET INCREASE                                                                           6,045,904           10,740,048
   ---------------------------------------------------------------------------------------------------------------------

                                                                                          YEAR ENDED SEPTEMBER 30,
                                                                                     -----------------------------------
   CLASS I                                                                               2004                 2003
   ---------------------------------------------------------------------------------------------------------------------
   Sales                                                                                  5,766,494            4,287,210
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                         248,582              177,323
   Redemptions                                                                           (3,367,698)            (591,176)
   ---------------------------------------------------------------------------------------------------------------------
   NET INCREASE                                                                           2,647,378            3,873,357
   ---------------------------------------------------------------------------------------------------------------------

                                                                                  PERIOD ENDED
   CLASS R                                                                        SEPTEMBER 30, 2004(1)
   ----------------------------------------------------------------------------------------------------
   Sales                                                                                         13,049
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                                 556
   Redemptions                                                                                   (1,866)
   ----------------------------------------------------------------------------------------------------
   NET INCREASE                                                                                  11,739
   ----------------------------------------------------------------------------------------------------

   (1) For the period from the commencement of operations of Class R shares, January 5, 2004 to September 30, 2004.

   Redemptions or exchanges of Class A, Class I and Class R shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended September 30, 2004, the Fund received $324,823 and $8,063 in redemption fees on Class A shares and Class I shares, respectively. For the period from the commencement of operations, January 5, 2004 to September 30, 2004 the Fund received $16 in redemption fees on Class R shares. For the year ended September 30, 2003 the Fund received $211,647 in redemption fees on Class A shares and no redemption fees on Class I shares.

4  TRANSACTIONS WITH AFFILIATES

   The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2004, EVM earned $155,018 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $305,628 as its portion of the sales charge on sales of Class A shares during the year ended September 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $1,221,569 and $1,234,816 for Class B and Class C shares, respectively, to or payable to EVD for the year ended September 30, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $8,350,000 and $9,880,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD up to 0.50% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. For the period from the commencement of operations, January 5, 2004 to September 30, 2004 the Fund paid or accrued $175 for Class R shares to or payable to EVD, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class R shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended September 30, 2004 amounted to $2,929,334, $402,190, $406,105 and $175 for Class A, Class
   B, Class C and Class R shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $510,000 and $80,000 of CDSC paid by shareholders for redemptions of Class B shares and Class C shares, respectively, for the year ended September 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $651,850,288 and $539,410,862, respectively, for the year ended September 30, 2004.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Income Fund of Boston:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Income Fund of Boston (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

BOSTON INCOME PORTFOLIO as of September 30, 2004
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 0.4%(1)(2)


                                                               PRINCIPAL
SECURITY                                                       AMOUNT              VALUE
---------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 0.3%

New World Pasta, Term Loan B,
Maturing 1/28/06                                               $      4,675,457    $      4,310,771
---------------------------------------------------------------------------------------------------
                                                                                   $      4,310,771
---------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                            $      2,400,000    $      1,471,999
---------------------------------------------------------------------------------------------------
                                                                                   $      1,471,999
---------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $6,434,022)                                                    $      5,782,770
---------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 86.5%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.4%

Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11(4)                   $          2,050    $      2,208,875
Armor Holdings, Inc., Sr. Sub. Notes,
8.25%, 8/15/13                                                            2,410           2,669,075
Standard Aero Holdings, Inc., Sr. Sub. Notes,
8.25%, 9/1/14(4)                                                          1,200           1,248,000
---------------------------------------------------------------------------------------------------
                                                                                   $      6,125,950
---------------------------------------------------------------------------------------------------

AIRLINES -- 1.2%

American Airlines, 7.80%, 10/1/06                              $          8,060    $      6,708,547
American Airlines, 8.608%, 4/1/11                                           695             589,718
AMR Corp., 9.00%, 8/1/12                                                  9,845           6,054,675
Continental Airlines, 7.033%, 6/15/11                                     4,758           3,677,868
Continental Airlines, 7.08%, 11/1/04                                         75              74,772
Continental Airlines, 8.00%, 12/15/05                                       715             657,800
Delta Air Lines, 7.779%, 11/18/05                                         3,485           1,507,897
Delta Air Lines, 8.30%, 12/15/29                                          1,125             270,000
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                                847             325,723
---------------------------------------------------------------------------------------------------
                                                                                   $     19,867,000
---------------------------------------------------------------------------------------------------

APPAREL -- 1.8%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                                 $          1,945    $      1,891,512
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                              $          7,955    $      8,193,650
Levi Strauss & Co., 7.00%, 11/1/06                                        6,260           6,291,300
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13                                                           2,345           2,497,425
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(4)                         1,740           1,818,300
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                            4,000           4,300,000
William Carter, Series B, 10.875%, 8/15/11                                4,838           5,454,845
---------------------------------------------------------------------------------------------------
                                                                                   $     30,447,032
---------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.4%

Dana Corp., 10.125%, 3/15/10                                   $          8,195    $      9,342,300
Dura Operating Corp., Series D, 9.00%, 5/1/09                             1,000             895,000
Keystone Automotive Operations, Inc.,
Sr. Sub. Notes, 9.75%, 11/1/13                                            1,355           1,463,400
Metaldyne Corp., 11.00%, 6/15/12(4)                                       5,378           4,302,400
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(4)                            2,152           2,012,120
Rexnord Corp., 10.125%, 12/15/12                                          1,485           1,685,475
Tenneco Automotive, Inc., Series B,
10.25%, 7/15/13                                                           5,570           6,377,650
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                         9,415           9,979,900
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13                                                           2,125           2,539,375
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                           1,895           2,051,337
---------------------------------------------------------------------------------------------------
                                                                                   $     40,648,957
---------------------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.8%

Rainbow National Services, LLC, Sr. Notes,
8.75%, 9/1/12(4)                                               $          2,855    $      2,976,337
Rainbow National Services, LLC, Sr. Sub. Debs.,
10.375%, 9/1/14(4)                                                        9,895          10,414,487
---------------------------------------------------------------------------------------------------
                                                                                   $     13,390,824
---------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 6.5%

Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                             $          9,155    $      8,285,275
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                         8,160           7,221,600
Avalon Cable Holdings LLC, Sr. Disc. Notes,
11.875%, 12/1/08                                                          4,289           4,513,729
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(4)                                                           540             567,000

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE (CONTINUED)

Century Communications, Sr. Notes,
8.75%, 10/1/07(3)                                              $          1,375    $      1,436,875
Century Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                        6,472           6,900,770
Century Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                          6,255           6,724,125
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                           415             234,475
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                            1,405           1,145,075
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                           1,040             806,000
Charter Communications, Inc., 5.75%, 10/15/05                             4,000           3,580,000
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                              15              15,994
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                                           6,085           6,936,900
Dex Media East LLC, 9.875%, 11/15/09                                      1,175           1,357,125
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13                                                           8,482          10,008,760
Fisher Communications, Inc., Sr. Notes,
8.625%, 9/15/14(4)                                                        1,625           1,698,125
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                          18,815          17,686,100
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)                               10,160          11,125,200
LBI Media, Inc., Sr. Disc. Notes,
11.00%, 10/15/13                                                          3,320           2,411,150
Muzak Holdings LLC, 9.875%, 3/15/09                                       2,185           1,616,900
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                           4,135           3,680,150
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                              605             668,525
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                          6,950           5,360,187
Nextmedia Operating, Inc., 10.75%, 7/1/11                                 1,475           1,668,594
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                          2,275           1,962,187
Sinclair Broadcast Group, Inc., Convertible Bond,
4.875%, 7/15/18                                                           1,585           1,444,331
---------------------------------------------------------------------------------------------------
                                                                                   $    109,055,152
---------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION-MISCELLANEOUS -- 1.1%

Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08              $          5,570    $      5,987,750
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                           5,395           6,015,425
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                              $          3,935    $      3,944,837
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                                         2,780           2,786,950
---------------------------------------------------------------------------------------------------
                                                                                   $     18,734,962
---------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.5%

Coleman Cable, Inc., Sr. Notes,
9.875%, 10/1/12(4)                                             $          1,740    $      1,776,975
Koppers, Inc., 9.875%, 10/15/13                                              75              83,250
Owens Corning, 7.50%, 8/1/18(3)                                           3,380           1,554,800
Owens Corning, 7.70%, 5/1/08(3)                                           3,155           1,451,300
THL Buildco (Nortek, Inc.), Sr. Sub. Notes,
8.50%, 9/1/14(4)                                                          3,465           3,646,912
---------------------------------------------------------------------------------------------------
                                                                                   $      8,513,237
---------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.2%

Advanstar Communciations, Sr. Sub. Notes,
Series B, 12.00%, 2/15/11                                      $          2,000    $      2,150,000
Advanstar Communications, Inc.,
10.75%, 8/15/10                                                           8,085           8,994,562
Affinity Group, Inc., Sr. Sub. Notes,
9.00%, 2/15/12                                                            4,955           5,326,625
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                                  1,065           1,110,262
Language Line, Inc., Sr. Sub. Notes,
11.125%, 6/15/12(4)                                                       2,260           2,327,800
Mobile Mini, Inc., 9.50%, 7/1/13                                          1,310           1,460,650
Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                                 5,920           6,452,800
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                             1,060           1,139,500
United Rentals North America, Inc.,
Sr. Sub. Notes, 7.00%, 2/15/14                                            3,510           3,132,675
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(4)                              3,160           3,175,800
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08                                                           1,670           1,799,425
---------------------------------------------------------------------------------------------------
                                                                                   $     37,070,099
---------------------------------------------------------------------------------------------------

CHEMICALS -- 7.0%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09                       $          1,560    $      1,723,800
Avecia Group PLC, 11.00%, 7/1/09                                          9,026           7,988,010
BCP Caylux Holdings, Sr. Sub. Notes,
9.625%, 6/15/14(4)                                                        7,575           8,218,875

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

Borden U.S. Finance/Nova Scotia Finance,
Sr. Notes, 9.00%, 7/15/14(4)                                   $          2,760    $      2,911,800
Crystal US Holdings/US Holdings 3, LLC,
Sr. Disc. Notes, 10.50%,
(0.00% until 2009), 10/1/14(4)                                            4,305           2,593,762
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                            12,550          14,369,750
Hercules, Inc., 11.125%, 11/15/07                                         3,390           4,042,575
Huntsman Advanced Materials, Sr. Notes,
11.00%, 7/15/10(4)                                                          850             990,250
Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                                            2,010           2,226,075
Huntsman LLC, 11.625%, 10/15/10                                           5,110           5,940,375
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                              7,065           8,954,887
Innophos, Inc., Sr. Sub. Notes,
8.875%, 8/15/14(4)                                                        1,730           1,851,100
Lyondell Chemical Co., 9.50%, 12/15/08                                      510             559,087
Lyondell Chemical Co., 9.50%, 12/15/08                                    2,780           3,047,575
Lyondell Chemical Co., Series A, 9.625%, 5/1/07                             585             639,844
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13                          8,761          10,162,760
Millennium America, Inc., 9.25%, 6/15/08                                  2,000           2,215,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(4)                            4,620           4,989,600
OM Group, Inc., 9.25%, 12/15/11                                          13,060          13,680,350
Polyone Corp., Sr. Notes, 8.875%, 5/1/12                                  3,590           3,679,750
Rhodia SA, Sr. Notes, 10.25%, 6/1/10                                     13,065          13,587,600
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                          2,170           2,397,850
---------------------------------------------------------------------------------------------------
                                                                                   $    116,770,675
---------------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.2%

DigitalNet, Inc., Sr. Notes, 9.00%, 7/15/10                    $          2,710    $      3,157,150
---------------------------------------------------------------------------------------------------
                                                                                   $      3,157,150
---------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 1.0%

UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(4)                   $         15,280    $     16,731,600
---------------------------------------------------------------------------------------------------
                                                                                   $     16,731,600
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.4%

Alderwoods Group, Inc., Sr. Notes,
7.75%, 9/15/12(4)                                              $          1,705    $      1,811,562
Amscan Holdings, Inc., Sr. Sub. Notes,
8.75%, 5/1/14(4)                                                          6,550           6,713,750
Fedders North America, Inc., 9.875%, 3/1/14                               3,895           3,262,062
Jostens Holding Corp., Sr. Disc. Notes,
10.25%, 12/1/13                                                           1,730           1,198,025
Jostens IH Corp., 7.625%, 10/1/12(4)                                      2,785           2,812,850
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                  $          1,070    $      1,166,300
Riddell Bell Holdings, Sr. Sub. Notes,
8.375%, 10/1/12(4)                                                          695             709,769
Samsonite Corp., Sr. Sub. Notes,
8.875%, 6/1/11(4)                                                         4,845           5,087,250
---------------------------------------------------------------------------------------------------
                                                                                   $     22,761,568
---------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 3.1%

Crown Euro Holdings SA, 9.50%, 3/1/11                          $          1,545    $      1,730,400
Crown Euro Holdings SA, 10.875%, 3/1/13                                  13,895          16,222,412
Graham Packaging Co., Sr. Disc. Notes, Series B,
10.75%, 1/15/09                                                           1,400           1,459,500
Graham Packaging Co., Sr. Notes,
8.50%, 10/15/12(4)                                                        1,395           1,429,875
Graham Packaging Co., Sr. Sub. Notes,
9.875%, 10/15/14(4)                                                       2,790           2,870,212
Intertape Polymer US, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                          5,095           5,171,425
Jefferson Smurfit, 8.25%, 10/1/12                                         3,120           3,455,400
Plastipak Holdings, Inc., 10.75%, 9/1/11                                  1,975           2,212,000
Pliant Corp., 11.125%, (0% until 2006) 6/15/09                            3,980           3,422,800
Pliant Corp., 11.125%, 9/1/09                                             4,500           4,702,500
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14(4)                           4,500           4,455,000
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                 310             260,400
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(4)                           2,410           2,301,550
US Can Corp., Sr. Notes, 10.875%, 7/15/10                                 2,155           2,225,037
---------------------------------------------------------------------------------------------------
                                                                                   $     51,918,511
---------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10                                                $          3,675    $      3,877,125
Hexcel Corp., 9.875%, 10/1/08                                             1,130           1,271,250
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                                930             981,150
---------------------------------------------------------------------------------------------------
                                                                                   $      6,129,525
---------------------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.1%

Wesco Distribution, Inc., 9.125%, 6/1/08                       $          1,000    $      1,036,250
---------------------------------------------------------------------------------------------------
                                                                                   $      1,036,250
---------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.6%

Port Arthur Finance Corp., 12.50%, 1/15/09                     $          9,410    $     11,009,794
---------------------------------------------------------------------------------------------------
                                                                                   $     11,009,794
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
ENGINEERING -- 0.1%

Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10                   $          1,050    $      1,107,750
---------------------------------------------------------------------------------------------------
                                                                                   $      1,107,750
---------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.2%

LCE Acquisition Corp., Sr. Sub. Notes,
9.00%, 8/1/14(4)                                               $          7,020    $      7,283,250
Marquee Holdings, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2009), 8/15/14(4)                                    9,335           5,577,662
Marquee, Inc., Sr. Notes, 8.625%, 8/15/12(4)                              5,175           5,511,375
Royal Caribbean Cruises, Sr. Debs.,
7.25%, 3/15/18                                                            1,660           1,759,600
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                         7,820           9,168,950
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                                4,382           4,130,035
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14                                1,865           1,753,100
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11                                                           1,055             986,425
Universal City Development Partners, Sr. Notes,
11.75%, 4/1/10                                                           14,295          16,725,150
---------------------------------------------------------------------------------------------------
                                                                                   $     52,895,547
---------------------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd./WH Capital Corp., Sr. Notes,
9.50%, 4/1/11                                                  $          2,815    $      3,061,312
---------------------------------------------------------------------------------------------------
                                                                                   $      3,061,312
---------------------------------------------------------------------------------------------------

FOODS -- 1.6%

American Seafood Group LLC, 10.125%, 4/15/10                   $          6,115    $      6,543,050
Chiquita Brands International, Sr. Notes,
7.50%, 11/1/14(4)                                                           695             698,475
Merisant Co., Sr. Notes, 9.50%, 7/15/13(4)                                2,190           2,091,450
Michael Foods, Sr. Sub. Notes, 8.00%, 11/15/13                            1,530           1,610,325
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                           345             326,887
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                         6,835           6,476,162
UAP Holding Corp., Sr. Disc. Notes,
10.75%, (0% until 2008) 7/15/12(4)                                        8,265           6,364,050
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(4)                                                        2,265           2,457,525
---------------------------------------------------------------------------------------------------
                                                                                   $     26,567,924
---------------------------------------------------------------------------------------------------

GAMING -- 1.9%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)                  $          6,630    $      8,320,650
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(4)                               5,765           5,361,450
Penn National Gaming, Inc, Sr. Sub. Notes,
11.125%, 3/1/08                                                $          3,605    $      3,911,425
Seneca Gaming Corp., Sr. Notes,
7.25%, 5/1/12(4)                                                          3,760           3,901,000
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                          9,885          10,329,825
---------------------------------------------------------------------------------------------------
                                                                                   $     31,824,350
---------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.2%

Ardent Health Services, Inc., Sr. Sub. Notes,
10.00%, 8/15/13                                                $          5,075    $      5,151,125
Concentra Operating Corp., Sr. Notes,
9.50%, 8/15/10                                                            1,595           1,770,450
Curative Health Services, Sr. Notes,
10.75%, 5/1/11(4)                                                         1,450           1,334,000
Healthsouth Corp., 7.625%, 6/1/12                                         3,495           3,398,887
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                             8,165           8,154,794
Magellan Health Services, Inc., Sr. Notes, Series A,
9.375%, 11/15/08                                                          2,423           2,635,303
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(4)                                                         2,675           3,106,344
Pacificare Health System, 10.75%, 6/1/09                                  3,354           3,882,255
Quintiles Transnational Corp., Sr. Sub. Notes,
10.00%, 10/1/13                                                          10,060          10,713,900
Rotech Healthcare, Inc., 9.50%, 4/1/12                                    1,750           1,881,250
Tenet Healthcare Corp., Sr. Notes,
9.875%, 7/1/14(4)                                                        10,480          11,004,000
US Oncology, Inc., Sr. Notes,
9.00%, 8/15/12(4)                                                         3,455           3,593,200
US Oncology, Inc., Sr. Sub. Notes,
10.75%, 8/15/14(4)                                                        4,835           4,992,137
Vanguard Health Holdings II, Sr. Sub. Notes,
9.00%, 10/1/14(4)                                                         7,820           7,878,650
---------------------------------------------------------------------------------------------------
                                                                                   $     69,496,295
---------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.1%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14                 $            965    $      1,003,600
---------------------------------------------------------------------------------------------------
                                                                                   $      1,003,600
---------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.4%

New ASAT (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(4)                                               $          3,715    $      3,139,175
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08                                                          3,805           3,462,550
---------------------------------------------------------------------------------------------------
                                                                                   $      6,601,725
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
INVESTMENT SERVICES -- 0.7%

E*Trade Financial Corp., Sr. Notes,
8.00%, 6/15/11(4)                                              $          3,740    $      3,908,300
Refco Finance Holdings, LLC, Sr. Sub. Notes,
9.00%, 8/1/12(4)                                                          6,835           7,330,537
---------------------------------------------------------------------------------------------------
                                                                                   $     11,238,837
---------------------------------------------------------------------------------------------------

LODGING -- 0.2%

Felcor Lodging L.P., Sr. Notes, Variable Rate,
5.84%, 6/1/11(4)                                               $          2,170    $      2,202,550
Host Marriott L.P., Series I, 9.50%, 1/15/07                                940           1,045,750
---------------------------------------------------------------------------------------------------
                                                                                   $      3,248,300
---------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 4.0%

Ameristar Casinos, Inc., 10.75%, 2/15/09                       $          2,110    $      2,405,400
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                                            2,400           2,688,000
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                           870             740,588
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10                                                          8,100           9,315,000
Majestic Star Casino LLC, 9.50%, 10/15/10                                 5,930           6,078,250
MGM Grand, Inc., 6.875%, 2/6/08                                           1,750           1,914,063
MTR Gaming Group, Series B, 9.75%, 4/1/10                                 2,570           2,814,150
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                             140             159,950
Premier Entertainment Biloxi, LLC/Premier Finance
Biloxi Corp., 10.75%, 2/1/12(4)                                             705             747,300
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                           6,360           7,003,950
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06(3)                                                         8,965           7,777,138
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                                          10,205          11,863,313
Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(4)                                                       12,258          13,054,770
---------------------------------------------------------------------------------------------------
                                                                                   $     66,561,872
---------------------------------------------------------------------------------------------------

MACHINERY -- 2.0%

Case New Holland, Inc., Sr. Notes,
9.25%, 8/1/11(4)                                               $          4,450    $      5,006,250
Flowserve Corp., 12.25%, 8/15/10                                          2,422           2,748,970
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                 1,180           1,365,850
Milacron Escrow Corp., 11.50%, 5/15/11(4)                                 6,990           7,444,350
Terex Corp., 10.375%, 4/1/11                                              6,920           7,854,200
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14                                                             8,790           8,592,225
---------------------------------------------------------------------------------------------------
                                                                                   $     33,011,845
---------------------------------------------------------------------------------------------------

MANUFACTURING -- 2.2%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(4)                 $          2,525    $      2,588,125
Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(4)                                                       9,085          10,038,925
Dresser, Inc., 9.375%, 4/15/11                                            4,170           4,607,850
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12(4)                             2,085           2,220,525
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                                          1,275           1,185,750
Mueller Group, Inc., Sr. Sub. Notes,
10.00%, 5/1/12(4)                                                         3,515           3,813,775
Mueller Holdings, Inc., Disc. Notes,
14.75%, (0.00% until 2009), 4/15/14(4)                                    3,070           1,987,825
Oxford Industries, Inc., Sr. Notes,
8.875%, 6/1/11(4)                                                         6,105           6,654,450
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(4)                                                        3,467           3,553,675
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(3)                                                          3,683             165,735
---------------------------------------------------------------------------------------------------
                                                                                   $     36,816,635
---------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.3%

Inverness Medical Innovations, Inc.,
Sr. Sub. Notes, 8.75%, 2/15/12(4)                              $          4,470    $      4,514,700
Medical Device Manufacturing, Inc.,
Sr. Sub. Notes, 10.00%, 7/15/12(4)                                        3,710           3,951,150
Medquest, Inc., 11.875%, 8/15/12                                          6,770           7,751,650
VWR International, Inc., Sr. Sub. Notes,
8.00%, 4/15/14(4)                                                         4,915           5,222,188
---------------------------------------------------------------------------------------------------
                                                                                   $     21,439,688
---------------------------------------------------------------------------------------------------

METALS-INDUSTRIAL --  0.1%

General Cable Corp., Sr. Notes,
9.50%, 11/15/10                                                $          2,075    $      2,313,625
---------------------------------------------------------------------------------------------------
                                                                                   $      2,313,625
---------------------------------------------------------------------------------------------------

METALS-STEEL -- 0.4%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(4)                  $          5,890    $      6,523,175
---------------------------------------------------------------------------------------------------
                                                                                   $      6,523,175
---------------------------------------------------------------------------------------------------

MINING-COAL -- 0.1%

Alpha Natural Resources, Sr. Notes,
10.00%, 6/1/12(4)                                              $          2,155    $      2,386,663
---------------------------------------------------------------------------------------------------
                                                                                   $      2,386,663
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 4.7%

ANR Pipeline Co., 8.875%, 3/15/10                              $          1,575    $      1,779,750
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(4)                                                      13,695          15,817,725
Dynergy Holdings, Inc., Sr. Debs.,
7.625%, 10/15/26                                                            850             739,500
Giant Industries, Sr. Sub. Notes, 8.00%, 5/15/14                          2,350           2,408,750
Gulfterra Energy Partner, 10.625%, 12/1/12                                  875           1,102,500
Gulfterra Energy Partner, Series B, 8.50%, 6/1/10                         2,425           2,834,219
Hanover Compressor Co., Sr. Notes,
8.625%, 12/15/10                                                          2,030           2,212,700
Hanover Compressor Co., Sr. Sub. Notes,
0.00%, 3/31/07                                                           10,245           8,708,250
Northwest Pipeline Corp., 8.125%, 3/1/10                                  2,490           2,804,363
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                           3,485           3,903,200
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                          4,775           5,646,438
Premcor Refining Group, Sr. Sub. Notes,
7.75%, 2/1/12                                                             1,710           1,872,450
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                              3,459           3,545,475
SESI, LLC, 8.875%, 5/15/11                                                8,912           9,780,920
Southern Natural Gas, 8.00%, 3/1/32                                       3,345           3,470,438
Southern Natural Gas, 8.875%, 3/15/10                                     1,180           1,333,400
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10                                                            9,240          10,418,100
---------------------------------------------------------------------------------------------------
                                                                                   $     78,378,178
---------------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 0.8%

Belden & Blake Corp., Sr. Notes,
8.75%, 7/15/12(4)                                              $          1,055    $      1,128,850
Continental Resources, 10.25%, 8/1/08                                     6,005           6,245,200
Denbury Resources, Inc., 7.50%, 4/1/13                                      480             511,200
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                            2,255           2,474,863
Plains E&P Co., 8.75%, 7/1/12                                             2,580           2,908,950
---------------------------------------------------------------------------------------------------
                                                                                   $     13,269,063
---------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.4%

Ainsworth Lumber, Sr. Notes, 7.25%, 10/1/12(4)                 $          3,470    $      3,522,050
Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                            8,325           8,949,375
Georgia-Pacific Corp., 9.375%, 2/1/13                                     4,495           5,315,338
Georgia-Pacific Corp., 9.50%, 12/1/11                                     5,520           6,858,600
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                                           2,535           2,775,825
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                           5,465           6,202,775
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(4)                                              $          7,160    $      7,410,600
---------------------------------------------------------------------------------------------------
                                                                                   $     41,034,563
---------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.5%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09                 $          1,477    $      1,565,779
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                            6,443           6,829,101
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                      65              69,713
---------------------------------------------------------------------------------------------------
                                                                                   $      8,464,593
---------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING-DIVERSIFICATION -- 0.8%

Hollinger Participation Trust, Sr. Notes, (PIK),
12.125%, 11/15/10(4)                                           $         11,844    $     13,590,980
---------------------------------------------------------------------------------------------------
                                                                                   $     13,590,980
---------------------------------------------------------------------------------------------------

PUBLISHING -- 1.8%

American Media, Inc., Series B, 10.25%, 5/1/09                 $          5,556    $      5,875,470
CanWest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                          5,050           5,769,625
Houghton Mifflin Co., Sr. Sub. Notes,
9.875%, 2/1/13                                                            5,665           5,976,575
Liberty Group Operating, 9.375%, 2/1/08                                   5,275           5,340,938
Primedia, Inc., 8.875%, 5/15/11                                           6,885           6,919,425
---------------------------------------------------------------------------------------------------
                                                                                   $     29,882,033
---------------------------------------------------------------------------------------------------

REITS -- 0.6%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                                 $          1,398    $      1,590,225
CB Richard Ellis Services, Inc., Sr. Sub. Notes,
11.25%, 6/15/11                                                           6,000           7,035,000
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(4)                                                          1,765           1,800,300
---------------------------------------------------------------------------------------------------
                                                                                   $     10,425,525
---------------------------------------------------------------------------------------------------

RETAIL -- 0.9%

Home Interiors & Gifts, 10.125%, 6/1/08                        $          4,025    $      3,501,750
Jafra Cosmetics International, 10.75%, 5/15/11                            2,125           2,417,188
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                           9,002           9,677,150
---------------------------------------------------------------------------------------------------
                                                                                   $     15,596,088
---------------------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.2%
Mothers Work, Inc., 11.25%, 8/1/10                             $          3,750    $      3,712,500
---------------------------------------------------------------------------------------------------
                                                                                   $      3,712,500
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
RETAIL-FOOD AND DRUG -- 0.6%

General Nutrition Center, Sr. Sub. Notes,
8.50%, 12/1/10(4)                                              $          1,730    $      1,777,575
Jean Coutu Group, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                          4,220           4,209,450
Pierre Foods Inc., Sr. Sub. Notes,
9.875%, 7/15/12(4)                                                        4,385           4,538,475
---------------------------------------------------------------------------------------------------
                                                                                   $     10,525,500
---------------------------------------------------------------------------------------------------

RETAIL-TRUCK STOP -- 0.2%

Petro Stopping Centers LP/Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12                                      $          2,690    $      2,864,850
---------------------------------------------------------------------------------------------------
                                                                                   $      2,864,850
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.6%

AMI Semiconductor, Inc., Sr. Sub. Notes,
10.75%, 2/1/13                                                 $          2,786    $      3,259,620
Amkor Technologies, Inc., 5.75%, 6/1/06                                   8,945           7,871,600
Amkor Technologies, Inc., Sr. Notes,
7.125%, 3/15/11                                                           3,375           2,784,375
Amkor Technologies, Inc., Sr. Notes,
7.75%, 5/15/13                                                            6,980           5,758,500
Amkor Technologies, Inc., Sr. Sub. Notes,
10.50%, 5/1/09                                                            1,505           1,286,775
Chippac International Ltd., 12.75%, 8/1/09                                5,560           5,914,450
---------------------------------------------------------------------------------------------------
                                                                                   $     26,875,320
---------------------------------------------------------------------------------------------------

SERVICES -- 0.1%

Allied Security Escrow, Sr. Sub. Notes,
11.375%, 7/15/11(4)                                            $          1,055    $      1,113,025
---------------------------------------------------------------------------------------------------
                                                                                   $      1,113,025
---------------------------------------------------------------------------------------------------

SERVICES-MOVERS -- 0.4%

Amerco, Inc., 9.00%, 3/15/09                                   $          6,420    $      6,708,900
---------------------------------------------------------------------------------------------------
                                                                                   $      6,708,900
---------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.8%

Inmarsat Finance PLC, 7.625%, 6/30/12(4)                       $          7,945    $      7,925,138
Nortel Networks Ltd., 4.25%, 9/1/08                                      19,915          19,317,550
Nortel Networks Ltd., 6.125%, 2/15/06                                     3,315           3,397,875
---------------------------------------------------------------------------------------------------
                                                                                   $     30,640,563
---------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 0.4%

PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14(4)                   $          6,930    $      7,241,850
---------------------------------------------------------------------------------------------------
                                                                                   $      7,241,850
---------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes,
9.25%, 3/1/12                                                  $          2,980    $      2,875,700
---------------------------------------------------------------------------------------------------
                                                                                   $      2,875,700
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.7%

Horizon Lines, LLC, 9.00%, 11/1/12(4)                          $          3,685    $      3,906,100
OMI Corp., Sr. Notes, 7.625%, 12/1/13                                     5,075           5,233,594
Petroleum Helicopters, Series B, 9.375%, 5/1/09                             205             221,400
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(4)                                                        1,770           1,692,563
---------------------------------------------------------------------------------------------------
                                                                                   $     11,053,657
---------------------------------------------------------------------------------------------------

UTILITIES -- 2.4%

Illinois Power, 7.50%, 6/15/09                                 $          3,190    $      3,652,550
National Waterworks, Inc., Series B,
10.50%, 12/1/12                                                           2,600           2,964,000
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(4)                          13,115          14,115,019
Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                                           14,185          17,802,175
Reliant Energy, Inc., 9.25%, 7/15/10                                      1,480           1,596,550
---------------------------------------------------------------------------------------------------
                                                                                   $     40,130,294
---------------------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 3.6%

AES Corp., 10.00%, 7/15/05(4)                                  $          1,190    $      1,214,211
AES Corp., Sr. Notes, 8.75%, 6/15/08                                      5,816           6,310,360
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)                                   6,180           6,998,850
AES Corp., Sr. Notes, 8.875%, 2/15/11                                       322             359,835
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)                                   1,890           2,140,425
AES Corp., Sr. Notes, 9.375%, 9/15/10                                     4,521           5,114,381
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                 3,470           3,574,100
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                            2,995           3,371,651
Calpine Corp., 8.75%, 7/15/13(4)                                          6,655           5,057,800
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                10,560           9,820,800
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                  8,761           8,651,488
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(4)                               2,890           2,225,300
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                                    710             566,225
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                 1,235           1,197,950
Mission Energy Holding Co., 13.50%, 7/15/08                               3,275           4,159,250
---------------------------------------------------------------------------------------------------
                                                                                   $     60,762,626
---------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.7%

Allied Waste Industries, Series B, 9.25%, 9/1/12               $          3,675    $      4,106,813
Waste Services, Inc., Sr. Sub. Notes,
9.50%, 4/15/14(4)                                                         7,680           7,334,400
---------------------------------------------------------------------------------------------------
                                                                                   $     11,441,213
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 6.0%

American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                                 $          9,027    $      9,613,755
Centennial Cellular Operating Co., LLC,
Sr. Sub. Notes, 10.75%, 12/15/08                                          2,790           2,915,550
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes,
10.125%, 6/15/13                                                         13,835          14,630,513
Crown Castle International Corp.,
Sr. Disc. Notes, 11.25%, 8/1/11                                           4,405           4,630,756
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                              880             983,400
IWO Holdings, Inc., 14.00%, 1/15/11(3)                                    5,600           2,492,000
LCI International, Inc., Sr. Notes,
7.25%, 6/15/07                                                            9,955           9,083,938
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                            2,710           2,926,800
Nextel Partners, Inc., Sr. Notes,
12.50%, 11/15/09                                                          4,102           4,758,320
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10                    EUR        4,000           5,489,640
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                               3,133           3,622,531
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                    EUR        2,470           3,347,671
PTC International Finance II SA,
11.25%, 12/1/09                                                             625             668,750
PTC International Finance II SA,
11.25%, 12/1/09                                                EUR        1,125           1,490,979
SBA Telecommunications, Sr. Disc. Notes,
9.75%, (0.00% until 2007), 12/15/11                                       3,960           3,227,400
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(4)                                                         2,600           2,600,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                                            1,200           1,350,000
UbiquiTel Operating Co., Sr. Notes,
9.875%, 3/1/11                                                            5,140           5,377,725
US Unwired, Inc., Series B, 10.00%, 6/15/12                               7,150           7,453,875
Western Wireless Corp., Sr. Notes,
9.25%, 7/15/13                                                           12,535          12,848,375
---------------------------------------------------------------------------------------------------
                                                                                   $     99,511,978
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 0.6%
Alamosa Delaware, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2005), 7/31/09                            $          2,130    $      2,204,550
Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12                                                            4,990           5,077,325
Alamosa Delaware, Inc., Sr. Notes,
11.00%, 7/31/10                                                           2,590           2,946,125
---------------------------------------------------------------------------------------------------
                                                                                   $     10,228,000
---------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 1.1%

Qwest Capital Funding, Inc., 7.00%, 8/3/09                     $          1,275    $      1,173,000
Qwest Capital Funding, Inc., 7.75%, 8/15/06                               5,720           5,770,050
Qwest Capital Funding, Inc., 7.90%, 8/15/10                               1,800           1,669,500
Qwest Services Corp., 13.50%, 12/15/10(4)                                 7,782           9,124,395
U.S. West Communications, 7.20%, 11/10/26                                   670             587,925
---------------------------------------------------------------------------------------------------
                                                                                   $     18,324,870
---------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,370,573,220)                                                $  1,444,119,298
---------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.2%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
Kerzner International Ltd., 2.375%, 4/15/24(4)                 $          3,595    $      3,509,619
Texas Petrochemical L.P., 7.25%, 4/30/09                                    322             378,350
---------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $3,917,000)                                                   $      3,887,969
---------------------------------------------------------------------------------------------------

COMMON STOCKS -- 1.5%

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.5%

Sinclair Broadcast Group, Inc., Class A                                 150,000    $      1,095,000
Telewest Global, Inc.(5)                                                557,586           6,479,149
---------------------------------------------------------------------------------------------------
                                                                                   $      7,574,149
---------------------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 0.1%

R.H. Donelley Corp.(5)                                                   40,000    $      1,974,400
---------------------------------------------------------------------------------------------------
                                                                                   $      1,974,400
---------------------------------------------------------------------------------------------------

CHEMICALS -- 0.1%

Texas Petrochemicals, Inc.(5)(6)                                         76,615    $        737,420
---------------------------------------------------------------------------------------------------
                                                                                   $        737,420
---------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.1%

Kerzner International Ltd.                                               50,000    $      2,198,500
Peninsula Gaming LLC, Convertible Preferred
Membership Interests(5)(7)                                                6,338              38,027
---------------------------------------------------------------------------------------------------
                                                                                   $      2,236,527
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.7%

Crown Castle International Corp.(5)                                      33,156    $        493,361
NTL, Inc.(5)                                                            186,847          11,597,593
---------------------------------------------------------------------------------------------------
                                                                                   $     12,090,954
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $23,600,166)                                                   $     24,613,450
---------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.8%

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                                  13,925    $      1,611,819
Williams Holdings of Delaware(4)                                         51,125           3,629,875
---------------------------------------------------------------------------------------------------
                                                                                   $      5,241,694
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.5%

Crown Castle International Corp. (PIK)                                  191,935    $      8,805,018
---------------------------------------------------------------------------------------------------
                                                                                   $      8,805,018
---------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $12,415,944)                                                   $     14,046,712
---------------------------------------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
EXERCISE EQUIPMENT -- 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(6)                                     3,400    $              0
---------------------------------------------------------------------------------------------------
                                                                                   $              0
---------------------------------------------------------------------------------------------------

MANUFACTURING -- 0.0%

Mueller Holdings, Inc., Exp. 4/15/14(5)                                   3,070    $        185,735
---------------------------------------------------------------------------------------------------
                                                                                   $        185,735
---------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Class A, Exp. 1/1/10(5)(6)                                 3,182    $              0
---------------------------------------------------------------------------------------------------
                                                                                   $              0
---------------------------------------------------------------------------------------------------

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.0%

New World Coffee, Exp. 6/15/06(5)(7)                                        845    $              9
---------------------------------------------------------------------------------------------------
                                                                                   $              9
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Exp. 11/1/06(5)(6)                                          3,900    $          6,045
---------------------------------------------------------------------------------------------------
                                                                                   $          6,045
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Exp.1/15/07(5)(6)                               817    $          4,796
---------------------------------------------------------------------------------------------------
                                                                                   $          4,796
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

American Tower Corp., Exp. 8/1/08(5)                                      4,825    $        909,512
Ono Finance PLC, Exp. 3/16/11(5)(6)                                       2,520                   0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                       3,440                   0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                       1,200                   0
---------------------------------------------------------------------------------------------------
                                                                                   $        909,512
---------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $654,314)                                                      $      1,106,097
---------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 8.5%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
American General Finance Corp., 1.76%, 10/4/04                 $         33,000    $     32,995,160
Barton Capital Co., 1.75%, 10/4/04                                       22,000          21,996,792
CRC Funding LLC, 1.75%, 10/27/04                                         12,160          12,144,631
Household Finance, 1.76%, 11/2/04                                        40,000          39,937,422
Kitty Hawk Fund, 1.78%, 10/20/04                                         10,223          10,213,396
Yorktown Capital, 1.78%, 10/4/04                                         25,000          24,996,292
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $142,283,693)                                               $    142,283,693
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SHORT-TERM INVESTMENTS -- 2.0%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.90%, 10/1/04                                                 $         32,953    $     32,953,000
---------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $32,953,000)                                                $     32,953,000
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $1,592,831,359)                                                $  1,668,792,989
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.0%                                             $        460,943
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $  1,669,253,932
---------------------------------------------------------------------------------------------------

EUR - Euro

PIK - Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $20,000,000 as of September 30, 2004.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $443,871,598 or 26.6% of the Portfolio's net assets.

(5)  Non-income producing security.

(6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

                        SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO as of September 30, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $1,592,831,359)   $ 1,668,792,989
Cash                                                            1,717,372
Receivable for investments sold                                 9,254,985
Interest and dividends receivable                              33,284,507
-------------------------------------------------------------------------
TOTAL ASSETS                                              $ 1,713,049,853
-------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                         $    43,651,212
Payable for open forward foreign currency contracts               105,576
Accrued expenses                                                   39,133
-------------------------------------------------------------------------
TOTAL LIABILITIES                                         $    43,795,921
-------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO $ 1,669,253,932
-------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals   $ 1,593,394,644
Net unrealized appreciation (computed on the basis of
identified cost)                                               75,859,288
-------------------------------------------------------------------------
TOTAL                                                     $ 1,669,253,932
-------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest                                                  $   137,427,803
Dividends (net of foreign taxes, $4,365)                        2,056,181
Other income                                                    1,163,362
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $   140,647,346
-------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $     9,824,594
Trustees' fees and expenses                                        24,084
Custodian fee                                                     371,585
Legal and accounting services                                      60,325
Miscellaneous                                                      38,874
-------------------------------------------------------------------------
TOTAL EXPENSES                                            $    10,319,462
-------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                            $         1,382
-------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                  $         1,382
-------------------------------------------------------------------------

NET EXPENSES                                              $    10,318,080
-------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $   130,329,266
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $    19,923,832
   Foreign currency and forward foreign currency
       exchange contract transactions                             100,283
-------------------------------------------------------------------------
NET REALIZED GAIN                                         $    20,024,115
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $    38,521,407
   Foreign currency and forward foreign currency
       exchange contracts                                         (46,971)
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $    38,474,436
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                          $    58,498,551
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $   188,827,817
-------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED           YEAR ENDED
                                                     SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                             $       130,329,26   $      101,071,832
   Net realized gain from investments,
      foreign currency and forward
      foreign currency exchange
      contract transactions                                  20,024,115           19,687,824
   Net change in unrealized appreciation
      (depreciation) from investments,
      foreign currency and forward
      foreign currency exchange contracts                    38,474,436          132,228,527
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      188,827,817   $      252,988,183
--------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $      651,850,288   $      736,904,337
   Withdrawals                                             (539,410,862)        (418,618,018)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                      $      112,439,426   $      318,286,319
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      301,267,243   $      571,274,502
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $    1,367,986,689   $      796,712,187
--------------------------------------------------------------------------------------------
AT END OF YEAR                                       $    1,669,253,932   $    1,367,986,689
--------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                           YEAR ENDED SEPTEMBER 30,
                                          -------------------------------------------------------------
                                              2004          2003          2002(1)          2001(2)
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
daily net assets):
   Expenses                                       0.66%          0.66%          0.68%          0.69%(3)
   Net investment income                          8.29%          9.51%          9.91%         10.38%(3)
Portfolio Turnover                                  79%           116%            91%            16%
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                  13.28%         26.96%          2.09%            --
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)   $  1,669,254   $  1,367,987   $    796,712   $    752,620
-------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(2) For the period from the start of business, July 23, 2001, to September 30, 2001.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO as of September 30, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 2004, the Portfolio's custodian fee was reduced by $1,382 as a result of this arrangement.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the year ended September 30, 2004, the advisory fee amounted to $9,824,594. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,287,949,062 and $1,168,615,690, respectively, for the year ended September 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  1,596,738,854
   --------------------------------------------------------
   Gross unrealized appreciation           $     99,249,342
   Gross unrealized depreciation                (27,195,207)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION             $     72,054,135
   --------------------------------------------------------

   The net unrealized appreciation on foreign currency is $3,234.

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2004 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   SALES

                                       IN EXCHANGE FOR       NET UNREALIZED
   SETTLEMENT DATE(S)    DELIVER       (IN U.S. DOLLARS)     DEPRECIATION
   -----------------------------------------------------------------------------
   10/29/04              Euro
                         8,535,398     $       10,493,461    $      (105,576)
   -----------------------------------------------------------------------------
                                       $       10,493,461    $      (105,576)
   -----------------------------------------------------------------------------

   At September 30, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

7  RESTRICTED SECURITIES

   At September 30, 2004, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                          DATE OF
   DESCRIPTION                            ACQUISITION        SHARES     COST           FAIR VALUE
   ------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS
   ------------------------------------------------------------------------------------------------
   Peninsula Gaming LLC,
     Convertible Preferred
     Membership Interests                      7/08/99       6,338      $          0   $     38,027

   New World Coffee,                         1/06/03 -
     Exp. 6/15/06                              5/13/03         845                 0              9
   ------------------------------------------------------------------------------------------------
                                                                        $          0   $     38,036
   ------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF BOSTON INCOME PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at September 30, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2004

EATON VANCE INCOME FUND OF BOSTON
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) and the Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                    POSITION(S)     TERM OF                                           NUMBER OF PORTFOLIOS
                     WITH THE      OFFICE AND                                           IN FUND COMPLEX
  NAME AND           TRUST AND     LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY
DATE OF BIRTH      THE PORTFOLIO    SERVICE            DURING PAST FIVE YEARS              TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes      Trustee     Trustee of the Chairman, President and Chief                 195               Director of EVC
11/9/41                           Trust since   Executive Officer of BMR, EVC, EVM
                                  1998; of the  and EV; Director of EV; Vice
                                   Portfolio    President and Director of EVD.
                                   since 2001   Trustee and/or officer of 195
                                                registered investment companies in
                                                the Eaton Vance Fund Complex. Mr.
                                                Hawkes is an interested person
                                                because of his positions with BMR,
                                                EVM, EVC and EV, which are affiliates
                                                of the Fund and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes,     Trustee     Trustee of the Jacob H. Schiff Professor of                  195          Director of Tiffany & Co.
III                               Trust since   Investment Banking Emeritus, Harvard                       (specialty retailer) and
2/23/35                           1989; of the  University Graduate School of                                    Telect, Inc.
                                   Portfolio    Business Administration.                                      (telecommunication
                                   since 2001                                                                  services company)

William H. Park      Trustee       Since 2003   President and Chief Executive                 194                    None
9/19/47                                         Officer, Prizm Capital Management,
                                                LLC (investment management firm)
                                                (since 2002). Executive Vice
                                                President and Chief Financial
                                                Officer, United Asset Management
                                                Corporation (a holding company owning
                                                institutional investment management
                                                firms) (1982-2001).

Ronald A. Pearlman   Trustee       Since 2003   Professor of Law, Georgetown                  194                    None
7/10/40                                         University Law Center (since 1999).
                                                Tax Partner, Covington & Burling,
                                                Washington, DC (1991-2000).

Norton H. Reamer     Trustee     Trustee of the President, Chief Executive Officer            195                    None
9/21/35                           Trust since   and a Director of Asset Management
                                  1989; of the  Finance Corp. (a specialty finance
                                   Portfolio    company serving the investment
                                   since 2001   management industry) (since October
                                                2003). President, Unicorn Corporation
                                                (an investment and financial advisory
                                                services company) (since September
                                                2000). Formerly, Chairman, Hellman,
                                                Jordan Management Co., Inc. (an
                                                investment management company)
                                                (2000-2003). Formerly, Advisory
                                                Director of Berkshire Capital
                                                Corporation (investment banking firm)
                                                (2002-2003). Formerly Chairman of the
                                                Board, United Asset Management
                                                Corporation (a holding company owning
                                                institutional investment management
                                                firms) and Chairman, President and
                                                Director, UAM Funds (mutual funds)
                                                (1980-2000).

Lynn A. Stout        Trustee       Since 2001   Professor of Law, University of               195                    None
9/14/57                                         California at Los Angeles School of
                                                Law (since July 2001). Formerly,
                                                Professor of Law, Georgetown
                                                University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)               TERM OF
                               WITH THE              OFFICE AND
      NAME AND                TRUST AND               LENGTH OF                     PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH           THE PORTFOLIO              SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Michael W. Weilheimer        President              Since 2002(2)        Vice President of EVM and BMR. Officer of 10
2/11/61                                                                  registered investment companies managed by
                                                                         EVM or BMR.

Thomas P. Huggins          Vice President       Vice President of the    Vice President of EVM and BMR. Officer of 7
3/7/66                                          Trust since 2000; of     registered investment companies managed by
                                                 the Portfolio since     EVM or BMR.
                                                        2001

Cliff Quisenberry,         Vice President            Since 2003          Vice President and Global Portfolio Manager
Jr.                                                                      of Parametric Portfolio Associates
1/1/65                                                                   ("Parametric"). Officer of 2 registered
                                                                         investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary         Secretary of the Trust    Vice President, Secretary and Chief Legal
10/10/40                                         since 1997; of the      Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                Portfolio since 2001     of 195 registered investment companies
                                                                         managed by EVM or BMR

Barbara E. Campbell       Treasurer of the          Since 2002(2)        Vice President of EVM and BMR. Officer of 195
6/19/57                      Portfolio                                   registered investment companies managed by
                                                                         EVM or BMR.

Bryan J. Doddy            Treasurer of the           Since 2003          Vice President of EVM and BMR. Previously,
3/7/59                         Trust                                     Vice President and Tax Director at PFPC Inc.
                                                                         (2000-2003) and Director of Taxation for John
                                                                         Hancock Advisers, Inc. (1997-2000). Officer
                                                                         of 5 registered investment companies managed
                                                                         by EVM or BMR.

Paul M. O'Neil            Chief Compliance           Since 2004          Vice President of EVM and BMR. Officer of 195
7/11/53                       Officer                                    registered investment companies managed by
                                                                         EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr.Weilheimer served as Vice President of the Trust since 1996 and of the Portfolio since 2001 and Ms. Campbell served as Assistant Treasurer of the Trust since 1994 and of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                  INVESTMENT ADVISER OF BOSTON INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                        EATON VANCE INCOME FUND OF BOSTON
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
        SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

443-11/04                                                                 IBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Eaton Vance Income Fund of Boston (the "Fund") is a series of Eaton Vance Series Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 2 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following tables present the aggregate fees billed to the Fund for the Fund's respective fiscal years ended September 30, 2003 and September 30, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Income Fund of Boston

  FISCAL YEARS ENDED               9/30/03                    9/30/04
 ------------------------------------------------------------------------
  Audit Fees                   $ 21,100                   $ 21,650

  Audit-Related Fees(1)        $      0                   $      0

  Tax Fees(2)                  $  9,450                   $ 13,525

  All Other Fees(3)            $      0                   $      0
                              -------------------------------------------

  Total                        $ 30,550                   $ 35,175
                              ===========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (June 30 and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the Series's principal accountant for the last two fiscal years of each Series.

FYE                           6/30/03*              9/30/03              6/30/04              9/30/04
AUDIT FEE                   $ 12,673             $ 20,950             $ 40,375             $ 21,650

AUDIT RELATED FEES(1)       $      0             $      0             $      0             $      0

TAX FEES(2)                 $  1,102             $  9,450             $ 12,500             $ 13,525

ALL OTHER FEES(3)           $      0             $      0             $      0             $      0

TOTAL                       $ 13,775             $ 30,400             $ 52,875             $ 35,175

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

* On February 6, 2004, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, a series of PIMCO Funds: Multi-Manager Series (the "PIMCO Fund"), merged into the Fund. The Fund was formed for the purpose of continuing the investment program of the PIMCO Fund.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PWC for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                 6/30/03*           9/30/03             6/30/04             9/30/04
--------------------------------------------------------------------------------------------
REGISTRANT(1)       $ 1,102            $ 9,450            $ 12,500            $ 13,525

EATON VANCE(2)      $     0            $     0            $  4,490            $ 84,490

(1)     Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

* On February 6, 2004, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, a series of PIMCO Funds: Multi-Manager Series (the "PIMCO Fund"), merged into the Fund. The Fund was formed for the purpose of continuing the investment program of the PIMCO Fund.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SERIES TRUST II


By:    /s/ Michael W. Weilheimer            .
       ---------------------------------------
       Michael W. Weilheimer
       President


Date:  November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Bryan J. Doddy                   .
       ---------------------------------------
       Bryan J. Doddy
       Treasurer


Date:  November 19, 2004


By:    /s/ Michael W. Weilheimer             .
       ---------------------------------------
       Michael W. Weilheimer
       President


Date:  November 19, 2004
       -----------------